Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Schedule of lease liabilities
	2024	2023
	S$	S$
Lease liabilities payable:

Within one year	6,500	41,409
Within a period of more than one year but not more than two years	-	19,151
	6,500	60,560

Less: portion classified as current liabilities	(6,500)	(41,409)

Non-current liabilities	-	19,151